Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wfaabsltertn-20141229_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
For the Wells Fargo Advantage Absolute Return Fund (the "Fund")
Effective immediately, the tables contained in the section entitled "Performance" in the Fund's Institutional Class Prospectus are replaced with the following:
Calendar Year Total Returns as of 12/31 each year
Institutional Class[1]

Highest Quarter: 2nd Quarter 2009	+8.94%
Lowest Quarter: 4th Quarter 2008	-7.12%
Year-to-date total return as of 6/30/2014 is +4.39%

Average Annual Total Returns for the periods ended 12/31/2013[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	11/30/2012	10.25%	8.91%	8.43%
Institutional Class (after taxes on distributions)	11/30/2012	9.62%	8.48%	6.05%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	11/30/2012	6.00%	6.97%	5.80%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		26.68%	15.02%	6.98%
Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)		-5.58%	4.95%	4.37%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)		1.50%	2.08%	2.37%

1.
Historical performance shown for Institutional Class prior to its inception reflects the performance of the Administrator Class, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher. Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. The ratio was 1.50% for Administrator Class.

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
For the Wells Fargo Advantage Absolute Return Fund (the "Fund")
Effective immediately, the tables contained in the section entitled "Performance" in the Fund's Class R6 Prospectus are replaced with the following:
Calendar Year Total Returns as of 12/31 each year
Class R6[1]

Highest Quarter: 2nd Quarter 2009	+8.94%
Lowest Quarter: 4th Quarter 2008	-7.12%
Year-to-date total return as of 9/30/2014 is +6.60%

Average Annual Total Returns for the periods ended 12/31/2013[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	10/31/2014	10.25%	8.91%	8.43%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		26.68%	15.02%	6.98%
Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)		-5.58%	4.95%	4.37%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)		1.50%	2.08%	2.37%

1.
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

(Wells Fargo Advantage Absolute Return Fund - Institutional) | (Wells Fargo Advantage Absolute Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/20131	[1]
(Wells Fargo Advantage Absolute Return Fund - Institutional) | (Wells Fargo Advantage Absolute Return Fund) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.68%
5 Years	rr_AverageAnnualReturnYear05	15.02%
10 Years	rr_AverageAnnualReturnYear10	6.98%
(Wells Fargo Advantage Absolute Return Fund - Institutional) | (Wells Fargo Advantage Absolute Return Fund) | Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.58%)
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	4.37%
(Wells Fargo Advantage Absolute Return Fund - Institutional) | (Wells Fargo Advantage Absolute Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	2.37%
(Wells Fargo Advantage Absolute Return Fund - Institutional) | (Wells Fargo Advantage Absolute Return Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class	[1]
Annual Return 2004	rr_AnnualReturn2004	17.07%
Annual Return 2005	rr_AnnualReturn2005	15.37%
Annual Return 2006	rr_AnnualReturn2006	11.89%
Annual Return 2007	rr_AnnualReturn2007	10.26%
Annual Return 2008	rr_AnnualReturn2008	(12.06%)
Annual Return 2009	rr_AnnualReturn2009	19.55%
Annual Return 2010	rr_AnnualReturn2010	3.94%
Annual Return 2011	rr_AnnualReturn2011	2.92%
Annual Return 2012	rr_AnnualReturn2012	8.70%
Annual Return 2013	rr_AnnualReturn2013	10.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2014 is +4.39%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.39%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009 +8.94%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008 -7.12%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	10.25%
5 Years	rr_AverageAnnualReturnYear05	8.91%
10 Years	rr_AverageAnnualReturnYear10	8.43%
(Wells Fargo Advantage Absolute Return Fund - Institutional) | (Wells Fargo Advantage Absolute Return Fund) | Institutional Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	9.62%
5 Years	rr_AverageAnnualReturnYear05	8.48%
10 Years	rr_AverageAnnualReturnYear10	6.05%
(Wells Fargo Advantage Absolute Return Fund - Institutional) | (Wells Fargo Advantage Absolute Return Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
1 Year	rr_AverageAnnualReturnYear01	6.00%
5 Years	rr_AverageAnnualReturnYear05	6.97%
10 Years	rr_AverageAnnualReturnYear10	5.80%
(Wells Fargo Advantage Absolute Return Fund - Class R6) | (Wells Fargo Advantage Absolute Return Fund)
Risk/Return:	rr_RiskReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/20131	[2]
(Wells Fargo Advantage Absolute Return Fund - Class R6) | (Wells Fargo Advantage Absolute Return Fund) | MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.68%
5 Years	rr_AverageAnnualReturnYear05	15.02%
10 Years	rr_AverageAnnualReturnYear10	6.98%
(Wells Fargo Advantage Absolute Return Fund - Class R6) | (Wells Fargo Advantage Absolute Return Fund) | Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.58%)
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	4.37%
(Wells Fargo Advantage Absolute Return Fund - Class R6) | (Wells Fargo Advantage Absolute Return Fund) | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	2.37%
(Wells Fargo Advantage Absolute Return Fund - Class R6) | (Wells Fargo Advantage Absolute Return Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6	[2]
Annual Return 2004	rr_AnnualReturn2004	17.07%
Annual Return 2005	rr_AnnualReturn2005	15.37%
Annual Return 2006	rr_AnnualReturn2006	11.89%
Annual Return 2007	rr_AnnualReturn2007	10.26%
Annual Return 2008	rr_AnnualReturn2008	(12.06%)
Annual Return 2009	rr_AnnualReturn2009	19.55%
Annual Return 2010	rr_AnnualReturn2010	3.94%
Annual Return 2011	rr_AnnualReturn2011	2.92%
Annual Return 2012	rr_AnnualReturn2012	8.70%
Annual Return 2013	rr_AnnualReturn2013	10.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2014 is +6.60%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.60%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009 +8.94%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008 -7.12%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	10.25%
5 Years	rr_AverageAnnualReturnYear05	8.91%
10 Years	rr_AverageAnnualReturnYear10	8.43%

[1]	Historical performance shown for Institutional Class prior to its inception reflects the performance of the Administrator Class, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher. Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. The ratio was 1.50% for Administrator Class.
[2]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.